UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period:  2/29/16_

Item 1. Reports to Stockholders.

Semiannual Report
and Shareholder Letter
February 29, 2016

Templeton Global Smaller Companies Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Semiannual Report

franklintempleton.com

Semiannual Report

Templeton Global Smaller Companies Fund

This semiannual report for Templeton Global Smaller Companies Fund covers the period ended February 29, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of smaller companies located anywhere in the world.

Performance Overview

For the six months under review, Templeton Global Smaller Companies Fund – Class A had a -9.06% cumulative total return. In comparison, the MSCI All Country World Index (ACWI) Small Cap Index, which measures performance of small capitalization companies in global developed and emerging markets, had a -6.95% total return.1 Please note index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund’s long-term performance data in the Performance Summary beginning on 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The global economy expanded moderately during the six months under review. For global stocks, concerns about China’s slowing economy and tumbling stock market, declining commodity prices, tensions between Russia and Turkey, and uncertainty about the U.S. Federal Reserve’s (Fed’s) timing for raising interest rates contributed to market volatility. Toward period-end, equity markets regained some ground after the Fed’s decision to increase its target interest rate alleviated some worries about a change in U.S. monetary policy. Also bolstering stocks were hopes of additional stimulus measures from key global central banks and the Bank of Japan’s (BOJ’s) decision to cut interest rates. Oil prices declined sharply amid strong global supply that exceeded demand. Gold prices fell for most of the period but recovered toward period-end. The U.S. dollar appreciated against most currencies, which reduced returns of many foreign assets in U.S. dollar terms. In this environment, global developed market stocks overall, as measured by the MSCI World Index, declined during the period.

Geographic Breakdown

Based on Total Net Assets as of 2/29/16

The U.S. economy grew moderately in the third and fourth quarters of 2015 amid healthy consumer spending, slower export growth, and reduced state and local government spending. At its December 2015 meeting, the Fed raised its target range for the federal funds rate to 0.25%–0.50%, as policymakers cited the labor market’s considerable improvement and were reasonably confident that inflation would move back to the Fed’s 2% medium-term objective. The Fed kept its interest rate unchanged at its January meeting and indicated that given increased uncertainty arising from declining oil prices and slowing growth in China, it would monitor global economic and financial developments and their implications on the U.S. labor market and inflation.

In Europe, U.K. fourth-quarter economic growth gained momentum from the services sector. The eurozone grew

1. Source: Morningstar.
The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 15.

franklintempleton.com

Semiannual Report 3

TEMPLETON GLOBAL SMALLER COMPANIES FUND

modestly during the period and generally benefited from lower oil prices, a weaker euro that supported exports, the European Central Banks’s (ECB’s) accommodative policy and expectations of further ECB stimulus. The eurozone’s annual inflation rate rose for most of the period but declined toward period-end due to a fall in energy prices. The ECB maintained its benchmark interest rates, although it reduced its bank deposit rate in December to boost the region’s slowing growth.

Top 10 Countries

2/29/16

% of Total
Net Assets
U.S.	38.5%
U.K.	10.2%
Japan	8.5%
Germany	5.2%
Canada	4.0%
Hong Kong	3.6%
Finland	3.4%
South Korea	3.3%
Taiwan	3.2%
Switzerland	2.6%

Japan’s economy contracted in the fourth quarter after expanding in the third quarter, as private consumption and housing investment declined. The BOJ took several actions during the period, including lowering its inflation forecasts, and reorganizing its stimulus program to increase exposure to long-term government bonds and exchange-traded funds. In January, the BOJ introduced a negative interest rate on excess reserves kept by financial institutions with the central bank, in an effort to boost lending and support inflation.

In emerging markets, economic growth generally moderated. China’s economy grew in the fourth quarter at an annual rate that was largely in line with the government’s target. Russia’s 2015 economic growth contracted because of declining oil prices and a weakening Russian ruble, while Brazil’s economy shrank amid weakness in the mining and services sectors. Central bank actions varied across emerging markets during the six months under review, as some banks raised interest rates in response to rising inflation and weakening currencies, while others lowered interest rates to promote economic growth. In the recent global environment, emerging market stocks overall, as measured by the MSCI Emerging Markets Index, fell for the six-month period.

Investment Strategy

At Templeton, when choosing investments for this Fund, we take a bottom-up, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow growth potential. We also consider the company’s price/earnings ratio, profit margins and liquidation value.

Manager’s Discussion

Although small cap stocks generally declined, several holdings performed well during the period. Education Realty Trust (EDR), a real estate investment trust focused on student housing, is among the largest owners and managers of university housing. The company has a portfolio of off-campus properties at 53 different universities across the U.S. We feel that after an aggressive repositioning of its portfolio that commenced in 2010, EDR now has one of the highest quality student housing portfolios among its peers. The company’s stock price benefited from solid earnings growth during the period.

Kobayashi Pharmaceutical manufactures and sells pharmaceuticals and other products in Japan and internationally, with half of its products commanding greater than 50% of Japan’s market share. The company’s stock price rose following strong sales growth in new products for treating dry skin and obesity. Kobayashi also benefited from strong Chinese demand as many Chinese tourists visited Japan and bought the company’s products because of perceived quality, attractive packaging and product safety.

Grand City Properties is focused on German residential properties and currently owns more than 65,000 apartments. The company’s strategy centers on upgrading undermanaged or distressed properties by raising occupancy and rental levels. Germany’s strong residential property fundamentals, the management team’s conservative financial policies and an increase in the company’s residential portfolio helped the stock price during the period.

In this environment, several holdings performed poorly during the period under review. The stock price of Japan’s Asics, a global footwear company, fell after the company cut its full-year operating profit forecast because of a slowdown in its North American business. We believe Asics’s sluggish product response to a dramatic shift in the casual running shoe and sneakers market contributed to the slowdown. However, Asics

4 Semiannual Report

franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND

has made organizational changes and has expanded its target market over the past few years to include casual running as well as performance footwear. We saw this as a period of major transition for Asics.

South Korea-based BNK Financial Group underperformed amid general weakness in the South Korean stock market during the period. The stock price was also hurt by the company’s decision to increase its capital by issuing new shares. However, BNK’s operating performance improved, and we believe its focus away from growth toward profitability and reduced risk is positive.

U.S.-based Knowles, the global market leader in acoustical components, performed poorly because of a disappointing earnings outlook prompted by analysts’ expectations that smartphone sales would continue to decline. Additionally, the company completed the acquisition of a loss-making software developer that will initially hurt earnings.

Top 10 Holdings

2/29/16

Company	% of Total
Sector/Industry, Country	Net Assets
Hillenbrand Inc.	2.0%
Machinery, U.S.
Amer Sports OYJ	1.9%
Leisure Products, Finland
Simpson Manufacturing Co. Inc.	1.9%
Building Products, U.S.
FirstMerit Corp.	1.9%
Banks, U.S.
Columbia Sportswear Co.	1.9%
Textiles, Apparel & Luxury Goods, U.S.
Kobayashi Pharmaceutical Co. Ltd.	1.9%
Personal Products, Japan
Aalberts Industries NV	1.9%
Machinery, Netherlands
Techtronic Industries Co. Ltd.	1.8%
Household Durables, Hong Kong
Gerresheimer AG	1.8%
Life Sciences Tools & Services, Germany
SpartanNash Co.	1.8%
Food & Staples Retailing, U.S.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended February 29, 2016, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment primarily in securities with non-U.S. currency exposure.

Thank you for your continued participation in Templeton Global Smaller Companies Fund. We look forward to serving your future investment needs.

Harlan B. Hodes, CPA

David Tuttle, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com

Semiannual Report 5

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Performance Summary as of February 29, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	2/29/16	8/31/15		Change
A (TEMGX)	$7.55	$8.32	-$	0.77
C (TESGX)	$7.22	$7.97	-$	0.75
R6 (FBOGX)	$7.57	$8.37	-$	0.80
Advisor (TGSAX)	$7.58	$8.36	-$	0.78

Distributions[1] (9/1/15–2/29/16)
	Dividend
Share Class	Income
A	$0.0169
R6	$0.0545
Advisor	$0.0359

See page 8 for Performance Summary footnotes.

6 Semiannual Report

franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND
PERFORMANCE SUMMARY

Performance as of 2/29/162

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Average Annual	Total Annual
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	Total Return (3/31/16)[6]	Operating Expenses[7]
A					1.38%
6-Month	-9.06%	-14.31%	$8,569
1-Year	-13.63%	-18.56%	$8,144	-12.86%
5-Year	+4.87%	-0.24%	$9,882	+0.97%
10-Year	+31.42%	+2.16%	$12,387	+2.53%
C					2.13%
6-Month	-9.41%	-10.32%	$8,968
1-Year	-14.25%	-15.11%	$8,489	-9.19%
5-Year	+1.10%	+0.22%	$10,110	+1.37%
10-Year	+22.03%	+2.01%	$12,203	+2.36%
R6					0.94%
6-Month	-8.93%	-8.93%	$9,107
1-Year	-13.29%	-13.29%	$8,671	-7.17%
Since Inception (5/1/13)	+4.97%	+1.73%	$10,497	+4.29%
Advisor					1.13%
6-Month	-8.92%	-8.92%	$9,108
1-Year	-13.37%	-13.37%	$8,663	-7.27%
5-Year	+6.34%	+1.24%	$10,634	+2.42%
10-Year	+34.75%	+3.03%	$13,475	+3.40%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

franklintempleton.com

Semiannual Report 7

TEMPLETON GLOBAL SMALLER COMPANIES FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. In addition, smaller company stocks have historically exhibited greater price volatility than larger company stocks, particularly over the short term. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Value securities may not increase in price as anticipated or may decline further in value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver; to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8 Semiannual Report

franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

franklintempleton.com

Semiannual Report 9

TEMPLETON GLOBAL SMALLER COMPANIES FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 9/1/15	Value 2/29/16	Period* 9/1/15–2/29/16
A
Actual	$1,000	$909.40	$6.60
Hypothetical (5% return before expenses)	$1,000	$1,017.95	$6.97
C
Actual	$1,000	$905.90	$10.14
Hypothetical (5% return before expenses)	$1,000	$1,014.22	$10.72
R6
Actual	$1,000	$910.70	$4.47
Hypothetical (5% return before expenses)	$1,000	$1,020.19	$4.72
Advisor
Actual	$1,000	$910.80	$5.42
Hypothetical (5% return before expenses)	$1,000	$1,019.19	$5.72

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.39%; C: 2.14%; R6: 0.94%; and Advisor: 1.14%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

10 Semiannual Report

franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Financial Highlights
	Six Months Ended
	February 29, 2016		Year Ended August 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.32	$9.20	$7.81	$6.39	$6.61	$6.06
Income from investment operations[a]:
Net investment income[b]	—[c]	0.05	0.03	0.05	0.07	0.06
Net realized and unrealized gains (losses)	(0.75)	(0.83)	1.38	1.47	(0.23)	0.51
Total from investment operations	(0.75)	(0.78)	1.41	1.52	(0.16)	0.57
Less distributions from:
Net investment income.	(0.02)	(0.04)	(0.02)	(0.10)	(0.06)	(0.02)
Net realized gains	—	(0.06)	—	—	—	—
Total distributions	(0.02)	(0.10)	(0.02)	(0.10)	(0.06)	(0.02)
Net asset value, end of period	$7.55	$8.32	$9.20	$7.81	$6.39	$6.61

Total return[d]	(9.06)%	(8.44)%	18.09%	24.04%	(2.31)%	9.31%

Ratios to average net assets[e]
Expenses.	1.39%[f]	1.38%[f]	1.34%	1.39%[g]	1.41%	1.35%[g]
Net investment income	0.06%	0.52%	0.28%	0.72%	1.06%	0.80%

Supplemental data
Net assets, end of period (000’s)	$901,143	$960,417	$1,082,873	$892,067	$726,065	$833,869
Portfolio turnover rate	14.96%	22.16%	25.64%	27.67%	25.44%	23.31%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 11

TEMPLETON GLOBAL SMALLER COMPANIES FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	February 29, 2016		Year Ended August 31,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.97	$8.83	$7.53	$6.16	$6.39	$5.88
Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	(0.02)	(0.04)	(—)[c]	0.02	—[c]
Net realized and unrealized gains (losses)	(0.72)	(0.78)	1.34	1.42	(0.23)	0.51
Total from investment operations	(0.75)	(0.80)	1.30	1.42	(0.21)	0.51
Less distributions from:
Net investment income.	—	—	—	(0.05)	(0.02)	—
Net realized gains	—	(0.06)	—	—	—	—
Total distributions	—	(0.06)	—	(0.05)	(0.02)	—
Net asset value, end of period	$7.22	$7.97	$8.83	$7.53	$6.16	$6.39

Total return[d]	(9.41)%	(9.06)%	17.26%	23.19%	(3.07)%	8.67%

Ratios to average net assets[e]
Expenses.	2.14%[f]	2.13%[f]	2.09%	2.14%[g]	2.16%	2.10%[g]
Net investment income (loss)	(0.69)%	(0.23)%	(0.47)%	(0.03)%	0.31%	0.05%

Supplemental data
Net assets, end of period (000’s)	$31,753	$36,829	$47,636	$39,726	$34,090	$42,043
Portfolio turnover rate	14.96%	22.16%	25.64%	27.67%	25.44%	23.31%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	TEMPLETON GLOBAL SMALLER COMPANIES FUND
		FINANCIAL HIGHLIGHTS

	Six Months Ended
	February 29, 2016	Year Ended August 31,
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.37	$9.25	$7.84	$7.43
Income from investment operations[b]:
Net investment income[c]	0.02	0.08	0.09	0.03
Net realized and unrealized gains (losses)	(0.77)	(0.82)	1.38	0.38
Total from investment operations	(0.75)	(0.74)	1.47	0.41
Less distributions from:
Net investment income	(0.05)	(0.08)	(0.06)	—
Net realized gains	—	(0.06)	—	—
Total distributions	(0.05)	(0.14)	(0.06)	—
Net asset value, end of period	$7.57	$8.37	$9.25	$7.84

Total return[d]	(8.93)%	(7.99)%	18.72%	5.52%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.94%	0.94%	0.92%	3.26%
Expenses net of waiver and payments by affiliates.	0.94%[f]	0.94%[f]	0.92%	0.95%[g]
Net investment income (loss)	0.51%	0.96%	0.70%	(1.15)%

Supplemental data
Net assets, end of period (000’s)	$19,436	$22,148	$26,371	$5
Portfolio turnover rate.	14.96%	22.16%	25.64%	27.67%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

TEMPLETON GLOBAL SMALLER COMPANIES FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	February 29, 2016		Year Ended August 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.36	$9.24	$7.84	$6.41	$6.63	$6.08
Income from investment operations[a]:
Net investment income[b]	0.01	0.07	0.03	0.07	0.08	0.08
Net realized and unrealized gains (losses)	(0.75)	(0.83)	1.41	1.48	(0.23)	0.51
Total from investment operations	(0.74)	(0.76)	1.44	1.55	(0.15)	0.59
Less distributions from:
Net investment income.	(0.04)	(0.06)	(0.04)	(0.12)	(0.07)	(0.04)
Net realized gains	—	(0.06)	—	—	—	—
Total distributions	(0.04)	(0.12)	(0.04)	(0.12)	(0.07)	(0.04)
Net asset value, end of period	$7.58	$8.36	$9.24	$7.84	$6.41	$6.63

Total return[c]	(8.92)%	(8.21)%	18.40%	24.43%	(2.07)%	9.60%

Ratios to average net assets[d]
Expenses.	1.14%[e]	1.13%[e]	1.09%	1.14%[f]	1.16%	1.10%[f]
Net investment income	0.31%	0.77%	0.53%	0.97%	1.31%	1.05%

Supplemental data
Net assets, end of period (000’s)	$34,808	$42,778	$62,955	$140,733	$116,877	$113,402
Portfolio turnover rate	14.96%	22.16%	25.64%	27.67%	25.44%	23.31%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

14 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Statement of Investments, February 29, 2016 (unaudited)
		Shares/
	Industry	Units	Value

Common Stocks and Other Equity Interests 94.3%
Austria 0.7%
Wienerberger AG	Building Products	416,258	$7,366,912
Belgium 1.1%
Barco NV	Electronic Equipment, Instruments
	& Components	167,740	11,292,382
Brazil 0.9%
M Dias Branco SA	Food Products	298,300	4,713,480
Tupy SA	Auto Components	893,500	3,959,094
			8,672,574
Canada 4.0%
Badger Daylighting Inc	Construction & Engineering	459,500	8,334,485
Canaccord Genuity Group Inc	Capital Markets	1,097,700	3,025,062
[a] Genworth MI Canada Inc	Thrifts & Mortgage Finance	174,700	3,537,885
HudBay Minerals Inc	Metals & Mining	2,151,850	6,343,466
Major Drilling Group International Inc	Metals & Mining	1,546,100	7,276,436
Mullen Group Ltd	Energy Equipment & Services	743,500	7,976,077
Precision Drilling Corp	Energy Equipment & Services	955,600	3,064,133
			39,557,544
China 0.5%
Minth Group Ltd	Auto Components	2,784,000	5,032,662
Colombia 0.5%
[b] Gran Tierra Energy Inc	Oil, Gas & Consumable Fuels	1,972,607	4,663,718
Finland 3.4%
Amer Sports OYJ	Leisure Products	682,207	19,077,352
Huhtamaki OYJ	Containers & Packaging	423,700	14,075,184
			33,152,536
Germany 4.7%
Gerresheimer AG	Life Sciences Tools & Services	253,670	18,200,648
Grand City Properties SA	Real Estate Management & Development	662,840	13,847,735
Jenoptik AG.	Electronic Equipment, Instruments
	& Components	869,000	11,488,540
Leoni AG.	Auto Components	95,720	2,803,276
			46,340,199
Hong Kong 3.6%
EVA Precision Industrial Holdings Ltd	Machinery	26,534,000	3,889,115
Luk Fook Holdings (International) Ltd	Specialty Retail	3,082,000	6,102,342
Techtronic Industries Co. Ltd	Household Durables	4,798,000	18,259,765
Value Partners Group Ltd	Capital Markets	8,730,000	7,329,438
			35,580,660
Italy 1.7%
Azimut Holding SpA	Capital Markets	221,610	4,284,948
Interpump Group SpA.	Machinery	885,264	12,339,306
			16,624,254
Japan 8.5%
Asics Corp	Textiles, Apparel & Luxury Goods	713,800	13,014,436
Capcom Co. Ltd	Software	205,400	4,284,138
Keihin Corp	Auto Components	409,900	5,648,779
Kobayashi Pharmaceutical Co. Ltd	Personal Products	216,210	18,502,430
MEITEC Corp	Professional Services	143,700	4,950,778

franklintempleton.com

Semiannual Report 15

TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Industry	Units	Value

Common Stocks and Other Equity Interests (continued)
Japan (continued)
Nachi-Fujikoshi Corp	Machinery	2,144,000	$7,167,898
Shinko Plantech Co. Ltd	Energy Equipment & Services	653,300	4,779,608
Square Enix Holdings Co. Ltd	Software	187,400	4,418,894
Tokai Rika Co. Ltd	Auto Components	243,300	4,800,625
Tsumura & Co	Pharmaceuticals	638,100	16,183,798
			83,751,384
Netherlands 2.4%
Aalberts Industries NV	Machinery	592,261	18,459,960
Arcadis NV	Construction & Engineering	370,310	5,354,997
			23,814,957
Norway 0.7%
Ekornes ASA	Household Durables	629,300	6,579,913
Philippines 0.3%
Vista Land & Lifescapes Inc	Real Estate Management & Development	32,202,600	2,997,168
South Korea 3.3%
Binggrae Co. Ltd	Food Products	119,438	6,725,644
BNK Financial Group Inc	Banks	1,118,187	7,767,004
DGB Financial Group Inc	Banks	1,202,820	8,054,057
Sindoh Co. Ltd	Technology Hardware, Storage & Peripherals	143,648	5,921,837
Youngone Corp	Textiles, Apparel & Luxury Goods	100,253	4,108,630
			32,577,172
Spain 1.5%
[a] Construcciones y Auxiliar de Ferrocarriles SA	Machinery	25,409	7,138,593
[a] Melia Hotels International SA	Hotels, Restaurants & Leisure	439,436	4,697,826
Tecnicas Reunidas SA	Energy Equipment & Services	112,842	3,074,496
			14,910,915
Sweden 1.4%
[c] The Thule Group AB, Reg S	Leisure Products	1,086,510	13,452,953
Switzerland 2.6%
Bucher Industries AG	Machinery	11,530	2,556,963
[a] Logitech International SA	Technology Hardware, Storage & Peripherals	856,870	13,135,817
Vontobel Holding AG	Capital Markets	236,028	10,279,554
			25,972,334
Taiwan 3.2%
Casetek Holdings Ltd	Technology Hardware, Storage & Peripherals	944,000	5,139,849
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	4,308,720	9,396,932
Giant Manufacturing Co. Ltd	Leisure Products	1,707,311	10,888,004
Tripod Technology Corp	Electronic Equipment, Instruments
	& Components	3,684,000	6,516,235
			31,941,020
Thailand 0.6%
Hana Microelectronics PCL, fgn	Electronic Equipment, Instruments
	& Components	6,748,400	6,390,530
United Kingdom 10.2%
Bellway PLC	Household Durables	145,460	5,200,068
Bovis Homes Group PLC	Household Durables	322,550	4,299,384
Devro PLC	Food Products	1,479,750	6,385,876
DFS Furniture Ltd	Household Durables	2,245,770	9,976,140

16 Semiannual Report

franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Industry	Units	Value

Common Stocks and Other Equity Interests (continued)
United Kingdom (continued)
Foxtons Group PLC	Real Estate Management & Development	2,625,030	$5,764,665
Greggs PLC	Food & Staples Retailing	1,056,580	15,223,453
Laird PLC	Electronic Equipment, Instruments
	& Components	2,238,640	10,502,304
[b] LivaNova PLC	Health Care Equipment & Supplies	165,180	9,322,759
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	806,740	7,822,132
SIG PLC	Trading Companies & Distributors	2,932,183	5,686,076
UBM PLC	Media	1,539,874	12,658,304
[b] Vectura Group PLC	Pharmaceuticals	3,357,110	7,594,328
			100,435,489
United States 38.5%
Alamo Group Inc	Machinery	217,760	11,299,566
AllianceBernstein Holding LP.	Capital Markets	747,372	14,783,018
ArcBest Corp	Road & Rail	372,660	7,292,956
[b] Black Diamond Inc	Leisure Products	767,000	3,298,100
[b] Chemtura Corp	Chemicals	239,090	6,032,241
Columbia Sportswear Co	Textiles, Apparel & Luxury Goods	316,830	18,857,722
[b] Deckers Outdoor Corp	Textiles, Apparel & Luxury Goods	90,950	5,144,132
Drew Industries Inc	Auto Components	206,990	12,458,728
Education Realty Trust Inc	Real Estate Investment Trusts (REITs)	303,200	12,021,880
[b] Ferro Corp	Chemicals	982,440	9,755,629
The Finish Line Inc., A	Specialty Retail	262,420	4,781,292
FirstMerit Corp	Banks	965,480	18,952,373
[a,b] Freshpet Inc	Food Products	1,089,280	7,243,712
[b] Glu Mobile Inc	Software	1,179,730	4,376,798
[b] Green Dot Corp	Consumer Finance	336,310	6,948,165
Heidrick & Struggles International Inc	Professional Services	682,830	16,039,677
[b] Hibbett Sports Inc	Specialty Retail	425,530	15,106,315
Hillenbrand Inc	Machinery	683,650	19,224,238
Hyster-Yale Materials Handling Inc	Machinery	172,030	10,170,414
Investment Technology Group Inc	Capital Markets	537,260	9,842,603
iShares Russell 2000 ETF	Diversified Financial Services	136,100	13,984,275
[a,b,d] JAKKS Pacific Inc	Leisure Products	1,516,460	10,979,170
Janus Capital Group Inc	Capital Markets	1,237,410	15,999,711
[a,b] Knowles Corp	Electronic Equipment, Instruments
	& Components	926,330	10,541,635
[b] Newpark Resources Inc	Energy Equipment & Services	1,012,170	3,775,394
[b] NOW Inc	Trading Companies & Distributors	170,720	2,762,250
[b] Patrick Industries Inc	Building Products	143,870	6,357,615
Simpson Manufacturing Co. Inc	Building Products	560,470	19,022,352
[b] Smith & Wesson Holding Corp	Leisure Products	434,450	11,017,652
SpartanNash Co	Food & Staples Retailing	659,840	18,112,608
[b] Stillwater Mining Co	Metals & Mining	1,237,220	10,380,276
[b] Trimas Corp	Machinery	281,070	4,648,898
[b] TTM Technologies Inc	Electronic Equipment, Instruments
	& Components	1,833,390	12,027,039
[b] Tutor Perini Corp	Construction & Engineering	736,860	9,844,450
[b,d] West Marine Inc	Specialty Retail	1,454,630	11,898,873

franklintempleton.com

Semiannual Report 17

TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Industry	Units	Value
Common Stocks and Other Equity Interests (continued)
United States (continued)
Winnebago Industries Inc	Automobiles	273,030	$5,113,852
			380,095,609
Total Common Stocks and Other Equity
Interests (Cost $853,553,783)			931,202,885

Preferred Stocks 1.0%
Brazil 0.5%
Alpargatas SA, pfd	Textiles, Apparel & Luxury Goods	2,082,350	4,610,847
Germany 0.5%
Draegerwerk AG & Co. KGAA, pfd	Health Care Equipment & Supplies	76,600	5,149,268
Total Preferred Stocks (Cost $15,298,868)			9,760,115
Total Investments before Short Term
Investments (Cost $868,852,651)			940,963,000

		Principal
		Amount
Short Term Investments 5.9%
U.S. Government and Agency Securities 3.6%
United States 3.6%
[e] Farmer Mac Discount Note, 3/01/16		$30,300,000	30,300,000
[e] FHLB, 3/01/16		4,700,000	4,700,000
Total U.S. Government and Agency
Securities (Cost $34,999,818)			35,000,000
		Shares
[f] Investments from Cash Collateral Received for
Loaned Securities (Cost $22,973,897) 2.3%
Money Market Funds 2.3%
United States 2.3%
[b,g] Institutional Fiduciary Trust Money Market Portfolio		22,973,897	22,973,897
Total Investments (Cost $926,826,366)
101.2%			998,936,897
Other Assets, less Liabilities (1.2)%.			(11,796,828)
Net Assets 100.0%.			$987,140,069

See Abbreviations on page 31.

aA portion or all of the security is on loan at February 29, 2016. See Note 1(c).
bNon-income producing.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees.
dSee Note 8 regarding holdings of 5% voting securities.
eThe security is traded on a discount basis with no stated coupon rate.
fSee Note 1(c) regarding securities on loan.
gSee Note 3(f) regarding investments in affiliated management investment companies.

18 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Financial Statements

Statement of Assets and Liabilities
February 29, 2016 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$861,557,914
Cost - Non-controlled affiliates (Note 3f and 8)	65,268,452
Total cost of investments	$926,826,366
Value - Unaffiliated issuers	$953,084,957
Value - Non-controlled affiliates (Note 3f and 8)	45,851,940
Total value of investments (includes securities loaned in the amount of $22,675,108)	998,936,897
Cash.	9,785,596
Foreign currency, at value (cost $654,074)	650,755
Receivables:
Investment securities sold	133,615
Capital shares sold	1,557,625
Dividends and interest	2,008,643
European Union tax reclaims (Note 1d)	913,072
Other assets	701
Total assets	1,013,986,904
Liabilities:
Payables:
Investment securities purchased	1,050,132
Capital shares redeemed	1,601,716
Management fees	659,990
Distribution fees	197,137
Transfer agent fees	177,242
Payable upon return of securities loaned	22,973,897
Accrued expenses and other liabilities.	186,721
Total liabilities	26,846,835
Net assets, at value	$987,140,069
Net assets consist of:
Paid-in capital	$942,490,411
Distributions in excess of net investment income	(1,745,008)
Net unrealized appreciation (depreciation)	72,035,683
Accumulated net realized gain (loss)	(25,641,017)
Net assets, at value	$987,140,069

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 19

TEMPLETON GLOBAL SMALLER COMPANIES FUND
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
February 29, 2016 (unaudited)

Class A:
Net assets, at value	$901,142,660
Shares outstanding.	119,297,654
Net asset value per share[a]	$7.55
Maximum offering price per share (net asset value per share ÷ 94.25%)	$8.01
Class C:
Net assets, at value	$31,753,440
Shares outstanding.	4,399,037
Net asset value and maximum offering price per share[a]	$7.22
Class R6:
Net assets, at value	$19,436,352
Shares outstanding.	2,566,378
Net asset value and maximum offering price per share	$7.57
Advisor Class :
Net assets, at value	$34,807,617
Shares outstanding.	4,592,501
Net asset value and maximum offering price per share	$7.58

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

20 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended February 29, 2016 (unaudited)

Investment income:
Dividends (net of foreign taxes of $374,417)	$7,025,686
Interest	61,773
Income from securities loaned (net of fees and rebates)	174,578
Total investment income	7,262,037
Expenses:
Management fees (Note 3a)	4,421,002
Distribution fees: (Note 3c)
Class A	1,145,092
Class C	169,612
Transfer agent fees: (Note 3e)
Class A	929,694
Class C	34,432
Class R6	59
Advisor Class	39,111
Custodian fees (Note 4)	44,286
Reports to shareholders	89,005
Registration and filing fees	53,788
Professional fees	59,471
Trustees’ fees and expenses	45,024
Other	16,941
Total expenses	7,047,517
Expenses waived/paid by affiliates (Note 3f)	(17,719)
Net expenses	7,029,798
Net investment income.	232,239
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(7,688,783)
Foreign currency transactions	66,360
Net realized gain (loss)	(7,622,423)
Net change in unrealized appreciation (depreciation) on:
Investments	(89,323,526)
Translation of other assets and liabilities
denominated in foreign currencies.	(44,429)
Net change in unrealized appreciation (depreciation)	(89,367,955)
Net realized and unrealized gain (loss)	(96,990,378)
Net increase (decrease) in net assets resulting from operations	$(96,758,139)

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 21

TEMPLETON GLOBAL SMALLER COMPANIES FUND
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2016	Year Ended
	(unaudited)	August 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$232,239	$5,867,623
Net realized gain (loss)	(7,622,423)	(9,320,781)
Net change in unrealized appreciation (depreciation)	(89,367,955)	(98,084,386)
Net increase (decrease) in net assets resulting from operations	(96,758,139)	(101,537,544)
Distributions to shareholders from:
Net investment income:
Class A	(1,973,681)	(5,133,265)
Class R6	(142,401)	(229,995)
Advisor Class	(172,151)	(360,905)
Net realized gains:
Class A	—	7,182,702
Class C	—	(314,972)
Class R6	—	(172,845)
Advisor Class	—	(358,592)
Total distributions to shareholders	(2,288,233)	(13,753,276)
Capital share transactions: (Note 2)
Class A	30,429,408	(19,764,314)
Class C	(1,691,099)	(6,375,332)
Class R6	(625,285)	(1,803,326)
Advisor Class	(4,098,731)	(14,428,850)
Total capital share transactions	24,014,293	(42,371,822)
Net increase (decrease) in net assets	(75,032,079)	(157,662,642)
Net assets:
Beginning of period	1,062,172,148	1,219,834,790
End of period	$987,140,069	$1,062,172,148
Distributions in excess of net investment income included in net assets:
End of period	$(1,745,008)	$—
Undistributed net investment income included in net assets:
End of period	$—	$310,986

22 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices.

Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

franklintempleton.com

Semiannual Report 23

TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the

24 Semiannual Report

franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

Securities lending transactions are accounted for as secured borrowing transactions. The securities out on loan represent the collateral pledged by the Fund, and the cash collateral received for the loaned securities represents the amount borrowed by the Fund. At February 29, 2016, the Fund‘s secured borrowing transactions were as follows:

Securities lending transactions[a]:
Equity Investments[b]	$22,973,897

[a]The agreements open at year end can be terminated at any time.
[b]Gross amount of recognized liabilities for securities lending transactions is included in payable upon return of securities loaned in the Statement of Assets and
Liabilities.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date. As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Income recognized, if any, for EU reclaims is reflected as other income in the Statement of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statement of Assets and Liabilities. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of February 29, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions, are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

franklintempleton.com Semiannual Report 25

TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

Under the Fund’s organizational documents, its officers and
trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund.

2. Shares of Beneficial Interest

At February 29, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 29, 2016		August 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	12,492,548	$97,734,428	16,484,785	$144,514,746
Shares issued in reinvestment of distributions.	235,464	1,857,807	1,353,320	11,557,350
Shares redeemed	(8,801,270)	(69,162,827)	(20,158,475)	(175,836,410)
Net increase (decrease)	3,926,742	$30,429,408	(2,320,370)	$(19,764,314)
Class C Shares:
Shares sold	361,704	$2,711,582	700,079	$5,911,760
Shares issued in reinvestment of distributions.	—	—	35,152	288,950
Shares redeemed	(585,058)	(4,402,681)	(1,507,892)	(12,576,042)
Net increase (decrease)	(223,354)	$(1,691,099)	(772,661)	$(6,375,332)
Class R6 Shares:
Shares sold	107,270	$844,254	330,146	$2,884,613
Shares redeemed	(187,967)	(1,469,539)	(534,617)	(4,687,939)
Net increase (decrease)	(80,697)	$(625,285)	(204,471)	$(1,803,326)
Advisor Class Shares:
Shares sold	403,372	$3,190,185	2,265,373	$20,190,306
Shares issued in reinvestment of distributions.	16,846	133,253	68,481	586,879
Shares redeemed	(943,442)	(7,422,169)	(4,033,193)	(35,206,035)
Net increase (decrease)	(523,224)	$(4,098,731)	(1,699,339)	$(14,428,850)

26 Semiannual Report

franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton
Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Investment Counsel, LLC (TIC)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager - sub-advisor
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:
Annualized Fee Rate	Net Assets
0.900%	Up to and including $200 million
0.885%	Over $200 million, up to and including $700 million
0.850%	Over $700 million, up to and including $1 billion
0.830%	Over $1 billion, up to and including $1.2 billion
0.805%	Over $1.2 billion, up to and including $5 billion
0.785%	Over $5 billion, up to and including $10 billion
0.765%	Over $10 billion, up to and including $15 billion
0.745%	Over $15 billion, up to and including $20 billion
0.725%	In excess of $20 billion

For the period ended February 29, 2016, the annualized effective investment management fee rate was 0.877% of the Fund’s average daily net assets.

Effective December 1, 2015, under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to the Fund. The subadvisory fee is paid by TIC based on the Fund’s average daily net assets, and is not an additional expense of the Fund. Prior to December 1, 2015, TIC, an affiliate of FTIC, provided subadvisory services to the Fund.

b. Administrative Fees

Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

franklintempleton.com Semiannual Report 27

TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c. Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$296,088
CDSC retained	$2,786

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 29, 2016, the Fund paid transfer agent fees of $1,003,296 of which $421,304 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	26,172,955	49,158,512	(52,357,570)	22,973,897	$22,973,897	$ —	$ —	0.12%

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2016. There were no Class R6 transfer agent fees waived during the period ended February 29, 2016.

28 Semiannual Report franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

h. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have a common investment manager (or affiliated investment managers), directors, trustees, or officers. During the period ended February 29, 2016, the purchase and sale transactions aggregated $1,235,440 and $4,999,047, respectively.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 29, 2016, there were no credits earned.

5. Income Taxes

At February 29, 2016, the cost of investments, net unrealized appreciation (depreciation), for income tax purposes were as follows:

Cost of investments	$930,241,919

Unrealized appreciation	$219,644,171
Unrealized depreciation	(150,949,193)
Net unrealized appreciation (depreciation)	$68,694,978

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and EU reclaims.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2016, aggregated $175,039,556 and $145,356,795, respectively.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended February 29, 2016, were as shown below.

	Number of			Number of
	Shares Held			Shares	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)

Non-Controlled Affiliates
JAKKS Pacific Inc	1,516,460	—	—	1,516,460	$10,979,170	$—	$—

franklintempleton.com

Semiannual Report 29

TEMPLETON GLOBAL SMALLER COMPANIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8.	Holdings of 5% Voting Securities of Portfolio Companies (continued)

	Number of			Number of
	Shares Held			Shares	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)

West Marine Inc	1,454,630	—	—	1,454,630	$11,898,873	$—	$—

Total Affiliated Securities (Value is 2.32% of Net Assets)					$22,878,043	$—	$—

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 29, 2016, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

30 Semiannual Report

franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A summary of inputs used as of February 29, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$940,963,000	$—	$—	$940,963,000
Short Term Investments	22,973,897	35,000,000	—	57,973,897
Total Investments in Securities	$963,936,897	$35,000,000	$—	$998,936,897

[a]Includes common and preferred stocks as well as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank

franklintempleton.com Semiannual Report 31

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Meeting of Shareholders

Meeting of Shareholders, October 27, 2015

A Special Meeting of Shareholders of the Fund was held at the offices of Franklin Templeton Investments, 300 S.E. 2nd Street, Fort Lauderdale, Florida, on October 27, 2015. The purpose of the meeting was to approve a new investment management agreement with Templeton Investment Counsel, LLC; to approve a new subadvisory agreement with Franklin Templeton Investments Corp.; to approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisors without shareholder approval; and to elect a Board of Trustees. At the meeting, shareholders approved the new investment management agreement, the new subadvisory agreement and the use of a “manager of managers” structure. The following persons were also elected by the shareholders to serve as Trustees of the Fund: Harris J. Ashton, Ann Torre Bates, Frank J. Crothers, Edith E. Holiday, J. Michael Luttig, David W. Niemiec, Frank A. Olson, Larry D. Thompson, Constantine D. Tseretopoulos, Robert E. Wade, Rupert H. Johnson, Jr. and Gregory E. Johnson. No other business was transacted at the meeting with respect to the Fund.

The results of the voting at the meeting are as follows:

Proposal. To approve a new investment management agreement with Templeton Investment Counsel, LLC:

		% of
	Shares	Outstanding	% of
	Voted	Shares	Total Voted
For	52,418,125.153	40.831%	77.060%
Against	2,386,495.864	1.859%	3.508%
Abstain	3,060,284.272	2.384%	4.499%
Broker Non-Votes	10,157,454.000	7.912%	14.933%

Proposal. To approve a new subadvisory agreement with Franklin Templeton Investments

		% of
	Shares	Outstanding	% of
	Voted	Shares	Total Voted
For	51,959,417.283	40.474%	76.385%
Against	2,703,849.489	2.106%	3.975%
Abstain	3,201,638.517	2.494%	4.707%
Broker Non-Votes	10,157,454.000	7.912%	14.933%

Proposal. To approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisors without shareholder approval:

		% of
	Shares	Outstanding	% of
	Voted	Shares	Total Voted
For	48,800,356.866	38.013%	71.741%
Against	5,684,045.754	4.428%	8.356%
Abstain	3,380,502.669	2.633%	4.970%
Broker Non-Votes	10,157,454.000	7.912%	14.933%

32 Semiannual Report

franklintempleton.com

			TEMPLETON GLOBAL SMALLER COMPANIES FUND

Proposal. To elect a Board of Trustees:
		% of	% of		% of	% of
		Outstanding	Shares		Outstanding	Shares
Name	For	Shares	Present	Withheld	Shares	Present
Harris J. Ashton	64,815,192.373	50.488%	95.285%	3,207,166.916	2.498%	4.715%
Ann Torre Bates	64,882,314.392	50.540%	95.384%	3,140,044.897	2.446%	4.616%
Frank J. Crothers	62,961,495.340	49.044%	92.560%	5,060,863.949	3.942%	7.440%
Edith E. Holiday	64,851,952.394	50.516%	95.339%	3,170,406.895	2.470%	4.661%
J. Michael Luttig	64,853,607.060	50.518%	95.342%	3,168,752.229	2.468%	4.658%
David W. Niemiec	64,879,287.103	50.538%	95.379%	3,143,072.186	2.448%	4.621%
Frank A. Olson	64,830,162.430	50.499%	95.307%	3,192,196.859	2.487%	4.693%
Larry D. Thompson	64,801,052.441	50.477%	95.264%	3,221,306.848	2.509%	4.736%
Constantine D. Tseretopoulos	64,928,595.577	50.576%	95.452%	3,093,763.712	2.410%	4.548%
Robert E. Wade	64,823,801.240	50.494%	95.298%	3,198,558.049	2.492%	4.702%
Rupert H. Johnson, Jr.	64,786,178.414	50.465%	95.242%	3,236,180.875	2.521%	4.758%
Gregory E. Johnson	64,843,987.022	50.510%	95.327%	3,178,372.267	2.476%	4.673%

There were no broker non-votes received with respect to this item.

franklintempleton.com

Semiannual Report 33

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

34 Semiannual Report

franklintempleton.com

This page intentionally left blank.

This page intentionally left blank.

Semiannual Report and Shareholder Letter
Templeton Global Smaller Companies Fund

Investment Manager
Templeton Investment Counsel, LLC

Subadvisor
Franklin Templeton Investments Corp.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2016 Franklin Templeton Investments. All rights reserved.	103 S 04/16

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee of Listed Registrants.  N/A

Item 6. Schedule of Investments.  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

By /s/ MARK H. OTANI__

      Mark H. Otani

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2016